Disclosures about fair value of financial instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 701,538
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 650,040